Vanguard® Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (5.1%)
	Newmont Corp.	7,902,764	422,403
	Nucor Corp.	1,627,662	244,703
	International Flavors & Fragrances Inc.	1,752,873	183,929
	LyondellBasell Industries NV Class A	1,784,599	171,143
	Avery Dennison Corp.	552,604	121,993
	International Paper Co.	2,381,085	116,316
	CF Industries Holdings Inc.	1,237,185	106,150
	Celanese Corp.	748,886	101,819
	Steel Dynamics Inc.	502,667	63,376
	Westlake Corp.	131,861	19,817
	Albemarle Corp.	200,604	18,999
			1,570,648
Consumer Discretionary (10.9%)
	DR Horton Inc.	2,012,221	383,871
	Lennar Corp. Class A	1,606,957	301,272
	Electronic Arts Inc.	1,812,537	259,990
	Delta Air Lines Inc.	4,426,982	224,846
	eBay Inc.	3,353,772	218,364
	PulteGroup Inc.	1,422,965	204,238
	Garmin Ltd.	1,054,983	185,709
	Omnicom Group Inc.	1,339,297	138,470
	Best Buy Co. Inc.	1,331,315	137,525
	Genuine Parts Co.	955,053	133,402
	Darden Restaurants Inc.	812,445	133,347
*	United Airlines Holdings Inc.	2,254,413	128,637
	Dollar General Corp.	1,507,430	127,483
	Southwest Airlines Co.	4,106,824	121,685
*	Warner Bros Discovery Inc.	13,572,472	111,973
*	NVR Inc.	10,040	98,511
*	Dollar Tree Inc.	1,399,347	98,402
	News Corp. Class A	3,407,118	90,732
	Fox Corp. Class A	1,823,940	77,207
	Estee Lauder Cos. Inc. Class A	758,779	75,643
*	Carvana Co.	403,257	70,211
*	MGM Resorts International	779,645	30,476
	Lennar Corp. Class B	122,627	21,207
	Fox Corp. Class B	494,668	19,193
			3,392,394
Consumer Staples (8.5%)
	Kenvue Inc.	13,136,293	303,842
	General Mills Inc.	3,818,292	281,981
	Corteva Inc.	4,716,888	277,306
	Cencora Inc.	1,210,306	272,416
	Sysco Corp.	3,371,750	263,199
	Kroger Co.	4,455,962	255,326
	Archer-Daniels-Midland Co.	3,278,934	195,883
	Kellanova	1,887,414	152,333
	McCormick & Co. Inc. (Non-Voting)	1,728,319	142,241
	Clorox Co.	849,549	138,400
	Tyson Foods Inc. Class A	1,959,497	116,708
	Conagra Brands Inc.	3,284,349	106,807
	Hormel Foods Corp.	2,067,665	65,545
	Campbell Soup Co.	1,331,006	65,113
	Walgreens Boots Alliance Inc.	2,347,990	21,038
			2,658,138
Energy (4.3%)
	ONEOK Inc.	4,006,450	365,108
	Cheniere Energy Inc.	1,474,603	265,193
	Baker Hughes Co.	6,813,012	246,290
	Williams Cos. Inc.	4,181,239	190,873
	Kinder Morgan Inc.	6,470,700	142,938

		Shares	Market Value ($000)
	Halliburton Co.	2,722,363	79,085
	Marathon Oil Corp.	1,917,088	51,052
			1,340,539
Financials (16.9%)
	Arthur J Gallagher & Co.	1,502,893	422,869
	Allstate Corp.	1,810,876	343,433
	Ameriprise Financial Inc.	673,672	316,498
	Prudential Financial Inc.	2,448,061	296,460
*	Arch Capital Group Ltd.	2,450,437	274,155
	Discover Financial Services	1,721,733	241,542
	Hartford Financial Services Group Inc.	2,010,501	236,455
	Nasdaq Inc.	3,160,809	230,771
	Willis Towers Watson plc	696,675	205,192
	M&T Bank Corp.	1,145,423	204,023
	Fifth Third Bancorp	4,643,835	198,942
	State Street Corp.	1,945,275	172,098
	T. Rowe Price Group Inc.	1,526,111	166,239
	American International Group Inc.	2,206,420	161,576
	Raymond James Financial Inc.	1,271,357	155,690
	Cboe Global Markets Inc.	717,688	147,033
	Regions Financial Corp.	6,276,388	146,428
	Huntington Bancshares Inc.	9,960,487	146,419
	Cincinnati Financial Corp.	1,071,135	145,803
	Principal Financial Group Inc.	1,587,311	136,350
	Citizens Financial Group Inc.	2,919,475	119,903
	Northern Trust Corp.	1,313,715	118,274
	Everest Group Ltd.	296,798	116,294
	W R Berkley Corp.	1,957,878	111,070
	Fidelity National Financial Inc.	1,781,321	110,549
	KeyCorp	6,360,270	106,535
	Loews Corp.	1,280,940	101,258
*	Markel Group Inc.	42,155	66,124
	Corebridge Financial Inc.	1,623,597	47,344
	Franklin Resources Inc.	1,067,462	21,509
			5,266,836
Health Care (6.6%)
	GE HealthCare Technologies Inc.	2,975,403	279,242
*	Centene Corp.	3,607,057	271,539
*	Biogen Inc.	998,773	193,602
	Cardinal Health Inc.	1,672,875	184,886
	Zimmer Biomet Holdings Inc.	1,396,754	150,780
	Baxter International Inc.	3,498,091	132,823
*	Hologic Inc.	1,594,167	129,861
	Labcorp Holdings Inc.	575,700	128,657
	Quest Diagnostics Inc.	763,376	118,514
*	Avantor Inc.	4,428,877	114,575
	Revvity Inc.	845,512	108,014
	Viatris Inc.	8,177,522	94,941
	STERIS plc	338,225	82,033
	Royalty Pharma plc Class A	2,611,881	73,890
			2,063,357
Industrials (20.4%)
	Carrier Global Corp.	5,881,896	473,434
	United Rentals Inc.	453,540	367,245
	PACCAR Inc.	3,595,355	354,790
	Fidelity National Information Services Inc.	3,741,339	313,337
	L3Harris Technologies Inc.	1,301,135	309,501
	Cummins Inc.	939,948	304,346
	Otis Worldwide Corp.	2,747,913	285,618
	Ferguson Enterprises Inc.	1,381,012	274,228
	Dow Inc.	4,823,301	263,497
	DuPont de Nemours Inc.	2,576,812	229,620
	Westinghouse Air Brake Technologies Corp.	1,201,775	218,447
	PPG Industries Inc.	1,600,623	212,018
*	Keysight Technologies Inc.	1,196,680	190,188
	Fortive Corp.	2,402,437	189,624
	Dover Corp.	943,044	180,819
	Global Payments Inc.	1,744,124	178,633

		Shares	Market Value ($000)
	Johnson Controls International plc	2,291,217	177,821
	Ball Corp.	2,081,546	141,358
	Ingersoll Rand Inc.	1,383,295	135,784
	Synchrony Financial	2,709,060	135,128
	Packaging Corp. of America	616,201	132,730
*	Zebra Technologies Corp. Class A	353,719	130,989
	Expeditors International of Washington Inc.	968,112	127,210
	Masco Corp.	1,497,888	125,733
*	GE Vernova Inc.	471,006	120,097
	Stanley Black & Decker Inc.	1,054,693	116,153
	Textron Inc.	1,284,885	113,815
	Jacobs Solutions Inc.	852,301	111,566
	Snap-on Inc.	361,453	104,717
	Rockwell Automation Inc.	388,945	104,416
	Hubbell Inc. Class B	184,040	78,834
	TransUnion	665,633	69,692
*	Trimble Inc.	837,931	52,027
*	Amentum Holdings Inc.	417,955	13,479
			6,336,894
Real Estate (8.4%)
	Digital Realty Trust Inc.	2,245,259	363,350
*	CBRE Group Inc. Class A	2,101,132	261,549
	Iron Mountain Inc.	2,011,859	239,069
	VICI Properties Inc. Class A	7,155,835	238,361
	AvalonBay Communities Inc.	975,695	219,775
	Equity Residential	2,470,776	183,974
	Ventas Inc.	2,833,043	181,683
	Simon Property Group Inc.	1,062,126	179,521
	Weyerhaeuser Co.	4,986,504	168,843
	Alexandria Real Estate Equities Inc.	1,198,486	142,320
	Essex Property Trust Inc.	440,538	130,144
	Mid-America Apartment Communities Inc.	801,599	127,374
	WP Carey Inc.	1,500,224	93,464
	Healthpeak Properties Inc.	2,395,586	54,787
	UDR Inc.	566,169	25,670
			2,609,884
Technology (7.1%)
	Cognizant Technology Solutions Corp. Class A	3,399,405	262,366
	HP Inc.	6,711,633	240,746
	Corning Inc.	5,281,415	238,456
	CDW Corp.	916,203	207,337
	Hewlett Packard Enterprise Co.	8,910,525	182,309
	NetApp Inc.	1,404,961	173,527
*	Western Digital Corp.	2,354,059	160,759
	Microchip Technology Inc.	1,839,813	147,718
*	Zoom Video Communications Inc. Class A	1,617,635	112,814
	Skyworks Solutions Inc.	1,095,616	108,214
	SS&C Technologies Holdings Inc.	1,431,733	106,249
*	Akamai Technologies Inc.	1,039,047	104,892
	Gen Digital Inc.	3,588,811	98,441
	Leidos Holdings Inc.	462,508	75,389
			2,219,217
Utilities (11.6%)
	Public Service Enterprise Group Inc.	3,417,338	304,861
	PG&E Corp.	14,347,172	283,644
	Exelon Corp.	6,854,388	277,945
	Xcel Energy Inc.	3,822,574	249,614
	Consolidated Edison Inc.	2,374,170	247,222
	Edison International	2,633,182	229,324
	WEC Energy Group Inc.	2,167,137	208,435
	American Water Works Co. Inc.	1,335,894	195,361
	Entergy Corp.	1,466,503	193,006
	Eversource Energy	2,449,039	166,657
	FirstEnergy Corp.	3,755,554	166,559
	Ameren Corp.	1,827,154	159,803
	PPL Corp.	4,809,484	159,098
	DTE Energy Co.	1,205,972	154,859
	CMS Energy Corp.	2,049,317	144,743

			Shares	Market Value ($000)
		CenterPoint Energy Inc.	4,451,623	130,967
		Dominion Energy Inc.	2,056,506	118,846
		Alliant Energy Corp.	1,759,750	106,799
		NiSource Inc.	1,541,294	53,406
		Evergy Inc.	748,031	46,385
		Avangrid Inc.	533,058	19,078
				3,616,612
Total Common Stocks (Cost $21,300,046)				31,074,519
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1,2]	Vanguard Market Liquidity Fund (Cost $9,749)	5.014%	97,564	9,757
Total Investments (99.8%) (Cost $21,309,795)				31,084,276
Other Assets and Liabilities—Net (0.2%)				71,208
Net Assets (100%)				31,155,484
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Collateral of $642,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	17	4,942	—
E-mini S&P Mid-Cap 400 Index	December 2024	56	17,632	(6)
				(6)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Dominion Energy Inc.	1/31/25	CITNA	45,838	(5.125)	1,920	—
Warner Bros Discovery Inc.	1/31/25	CITNA	12,074	(5.143)	585	—
					2,505	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $2,109,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	31,074,519	—	—	31,074,519
Temporary Cash Investments	9,757	—	—	9,757
Total	31,084,276	—	—	31,084,276

Derivative Financial Instruments
Assets
Swap Contracts	—	2,505	—	2,505
Liabilities
Futures Contracts[1]	(6)	—	—	(6)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.